Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
Loss Per Share
17. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(1,463,281)	(2,407,194)	(767,304)	(117,934)
Accretion on redeemable noncontrolling interests	—	(106)	(5,725)	(880)
Numerator for basic and diluted net loss per share	(1,463,281)	(2,407,300)	(773,029)	(118,814)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	248,362,837	373,347,855	378,230,039	378,230,039
Loss per share-basic and diluted	(5.89)	(6.45)	(2.04)	(0.31)

The Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and restricted shares with the number of 30,309,619, 31,733,446 and 17,269,396, for the years ended December 31, 2015, 2016 and 2017, respectively.